Stock-Based Compensation - Assumptions Used to Estimate Fair Value of Options Granted to Non-employees (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected life of option (years)			10 years
Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.88%	1.71%	2.50%	1.77%	1.77%	2.07%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	57.59%	60.59%	58.36%	61.89%	90.00%	90.00%
Weighted-average expected life of option (years)	10 years	10 years	10 years	10 years	10 years	10 years